Additional financial information - Statements of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Accrued receivables-current	$ 20.5	$ 11.6
Accounts receivable - current	303.3	176.6
Other long-term assets
Accrued receivables-non-current	31.7	25.8
Deferred expenses	2.0	1.0
Other non-current assets	33.7	26.8
Accounts payable and accrued liabilities
Accrued liabilities	63.9	34.7
Payroll and other employee-related liabilities	102.5	58.3
Restricted share units liability	12.5	9.5
Accrued payroll and other liabilities	178.9	102.5
Trade accounts payable	18.8	20.3
Other	57.0	29.4
Trade and other current payables	254.7	152.2
Customer accounts receivable
Accounts receivable
Customer accounts receivable	162.8	109.8
Accrued receivables-customer	125.2	57.0
Allowance for doubtful accounts	(5.2)	(1.8)
Customer accounts receivable	$ 282.8	$ 165.0